UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-21949

Deutsche High Income Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                   as of December 31, 2016 (Unaudited)

Deutsche High Income Opportunities Fund, Inc.

	Principal Amount ($) (a)	Value ($)
Corporate Bonds 126.2%
Consumer Discretionary 34.5%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022	270,000	275,400
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026	710,000	695,800
Allison Transmission, Inc., 144A, 5.0%, 10/1/2024	555,000	560,550
Ally Financial, Inc.:
3.25%, 2/13/2018	1,765,000	1,773,825
3.25%, 11/5/2018	825,000	826,031
3.5%, 1/27/2019	1,445,000	1,452,225
4.125%, 3/30/2020	1,110,000	1,121,100
4.25%, 4/15/2021	910,000	918,531
5.75%, 11/20/2025	1,125,000	1,122,187
Altice Financing SA:
144A, 6.5%, 1/15/2022	320,000	333,600
144A, 7.5%, 5/15/2026	1,180,000	1,227,200
Altice Finco SA, 144A, 9.875%, 12/15/2020	420,000	443,100
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026	1,180,000	1,203,600
AMC Entertainment Holdings, Inc.:
5.875%, 2/15/2022	430,000	449,888
144A, 5.875%, 11/15/2026	620,000	633,950
AMC Networks, Inc., 5.0%, 4/1/2024	1,080,000	1,085,400
AmeriGas Finance LLC, 7.0%, 5/20/2022	254,000	267,335
Asbury Automotive Group, Inc., 6.0%, 12/15/2024	1,905,000	1,947,862
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021	620,000	596,750
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	375,000	400,080
Block Communications, Inc., 144A, 7.25%, 2/1/2020	715,000	723,938
Boyd Gaming Corp., 6.875%, 5/15/2023	310,000	333,250
CalAtlantic Group, Inc., 5.25%, 6/1/2026	1,470,000	1,433,250
Caleres, Inc., 6.25%, 8/15/2023	250,000	262,500
Carlson Travel, Inc.:
144A, 6.75%, 12/15/2023	1,200,000	1,248,000
144A, 9.5%, 12/15/2024	1,400,000	1,464,750
CCO Holdings LLC:
144A, 5.125%, 5/1/2023	830,000	854,900
144A, 5.5%, 5/1/2026	4,545,000	4,635,900
144A, 5.875%, 4/1/2024	625,000	667,188
144A, 5.875%, 5/1/2027	1,035,000	1,073,812
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021	1,190,000	1,210,825
144A, 6.375%, 9/15/2020	1,480,000	1,524,400
Churchill Downs, Inc., 5.375%, 12/15/2021	314,000	325,775
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022	445,000	445,000
Series B, 6.5%, 11/15/2022	665,000	679,963
Series A, 7.625%, 3/15/2020	105,000	100,800
Cogeco Communications, Inc., 144A, 4.875%, 5/1/2020	40,000	41,150
CSC Holdings LLC:
5.25%, 6/1/2024	465,000	454,538
144A, 5.5%, 4/15/2027	2,065,000	2,090,812
144A, 6.625%, 10/15/2025	260,000	284,050
6.75%, 11/15/2021	1,500,000	1,612,500
144A, 10.125%, 1/15/2023	1,015,000	1,172,325
144A, 10.875%, 10/15/2025	1,150,000	1,368,500
Dana, Inc., 5.5%, 12/15/2024	385,000	392,700
DISH DBS Corp.:
4.25%, 4/1/2018	530,000	543,446
5.125%, 5/1/2020	2,000,000	2,070,000
6.75%, 6/1/2021	145,000	157,325
Dollar Tree, Inc.:
5.25%, 3/1/2020	2,100,000	2,163,000
5.75%, 3/1/2023	665,000	704,115
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020	740,000	754,800
5.25%, 4/15/2023	1,071,000	1,090,599
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026	795,000	791,375
5.125%, 11/15/2023	360,000	370,800
Group 1 Automotive, Inc.:
5.0%, 6/1/2022	880,000	869,000
144A, 5.25%, 12/15/2023	1,265,000	1,252,350
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024	640,000	620,800
HD Supply, Inc.:
144A, 5.25%, 12/15/2021	565,000	596,075
144A, 5.75%, 4/15/2024	300,000	316,710
Hot Topic, Inc., 144A, 9.25%, 6/15/2021	285,000	299,963
Lennar Corp., 4.75%, 11/15/2022	890,000	912,250
Live Nation Entertainment, Inc., 144A, 5.375%, 6/15/2022	100,000	103,500
MDC Partners, Inc., 144A, 6.5%, 5/1/2024	225,000	202,500
Mediacom Broadband LLC, 6.375%, 4/1/2023	800,000	840,000
NCL Corp., Ltd.:
144A, 4.625%, 11/15/2020	520,000	529,100
144A, 4.75%, 12/15/2021	435,000	434,730
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022	290,000	295,438
Penske Automotive Group, Inc.:
5.375%, 12/1/2024	660,000	658,350
5.5%, 5/15/2026	575,000	567,813
PulteGroup, Inc., 4.25%, 3/1/2021	2,150,000	2,198,375
Quebecor Media, Inc., 5.75%, 1/15/2023	375,000	389,063
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	140,000	143,150
Sabre GLBL, Inc.:
144A, 5.25%, 11/15/2023	120,000	123,224
144A, 5.375%, 4/15/2023	50,000	51,000
Sally Holdings LLC, 5.625%, 12/1/2025	905,000	941,200
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	235,000	232,650
SFR Group SA:
144A, 6.0%, 5/15/2022	1,455,000	1,493,194
144A, 7.375%, 5/1/2026	1,570,000	1,609,250
Sirius XM Radio, Inc., 144A, 5.375%, 7/15/2026	915,000	894,412
Springs Industries, Inc., 6.25%, 6/1/2021	565,000	584,775
Starz LLC, 5.0%, 9/15/2019	295,000	297,950
Suburban Propane Partners LP, 5.75%, 3/1/2025	280,000	284,200
Tenneco, Inc., 5.0%, 7/15/2026	480,000	471,000
Toll Brothers Finance Corp., 4.875%, 11/15/2025	590,000	579,675
TRI Pointe Group, Inc.:
4.375%, 6/15/2019	280,000	284,900
4.875%, 7/1/2021	2,455,000	2,504,100
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023	1,630,000	1,697,237
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025	2,080,000	2,095,600
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025	520,000	483,600
144A, 8.5%, 10/15/2022	375,000	389,063
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026	975,000	962,812
144A, 5.5%, 8/15/2026	565,000	563,588
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023	275,000	276,375
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025	330,000	330,000
		78,759,672
Consumer Staples 3.6%
Aramark Services, Inc.:
144A, 4.75%, 6/1/2026	1,875,000	1,856,250
5.125%, 1/15/2024	370,000	381,563
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023	345,000	365,407
Cott Beverages, Inc.:
5.375%, 7/1/2022	855,000	869,962
6.75%, 1/1/2020	385,000	398,956
FAGE International SA, 144A, 5.625%, 8/15/2026	395,000	395,987
JBS Investments GmbH, 144A, 7.25%, 4/3/2024	935,000	977,075
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025	405,000	410,062
144A, 7.25%, 6/1/2021	1,015,000	1,050,535
144A, 8.25%, 2/1/2020	295,000	302,375
Post Holdings, Inc., 144A, 6.75%, 12/1/2021	175,000	186,813
Smithfield Foods, Inc., 6.625%, 8/15/2022	18,000	18,968
The WhiteWave Foods Co., 5.375%, 10/1/2022	785,000	859,575
		8,073,528
Energy 18.0%
Antero Midstream Partners LP, 144A, 5.375%, 9/15/2024	470,000	474,700
Antero Resources Corp.:
5.125%, 12/1/2022	685,000	691,850
5.375%, 11/1/2021	495,000	506,137
5.625%, 6/1/2023	400,000	409,500
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	430,000	430,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	520,000	533,000
Cheniere Corpus Christi Holdings LLC:
144A, 5.875%, 3/31/2025	665,000	678,506
144A, 7.0%, 6/30/2024	880,000	952,600
Concho Resources, Inc., 4.375%, 1/15/2025	360,000	359,284
Continental Resources, Inc.:
4.5%, 4/15/2023	500,000	490,000
5.0%, 9/15/2022	2,530,000	2,553,757
Crestwood Midstream Partners LP, 6.25%, 4/1/2023	445,000	453,900
DCP Midstream Operating LP, 2.7%, 4/1/2019	1,000,000	987,500
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024	815,000	798,700
Energy Transfer Equity LP, 7.5%, 10/15/2020	3,000,000	3,345,000
EP Energy LLC, 144A, 8.0%, 11/29/2024	275,000	295,543
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024	250,000	254,375
144A, 6.375%, 5/15/2025	400,000	405,080
6.625%, 5/1/2023	205,000	214,225
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024	375,000	372,188
144A, 5.75%, 10/1/2025	715,000	723,937
Holly Energy Partners LP:
144A, 6.0%, 8/1/2024	535,000	557,737
6.5%, 3/1/2020	205,000	211,663
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019	325,000	324,188
Laredo Petroleum, Inc., 6.25%, 3/15/2023	610,000	631,350
MEG Energy Corp.:
144A, 6.375%, 1/30/2023	1,250,000	1,112,500
144A, 6.5%, 3/15/2021	1,250,000	1,156,250
Murphy Oil Corp., 6.875%, 8/15/2024	415,000	441,975
Newfield Exploration Co.:
5.375%, 1/1/2026	300,000	305,880
5.75%, 1/30/2022	390,000	410,962
Noble Holding International Ltd., 7.75%, 1/15/2024	1,305,000	1,227,483
Oasis Petroleum, Inc.:
6.875%, 3/15/2022	140,000	143,500
6.875%, 1/15/2023	50,000	51,250
Parsley Energy LLC, 144A, 5.375%, 1/15/2025	360,000	361,224
PDC Energy, Inc., 144A, 6.125%, 9/15/2024	465,000	475,462
Precision Drilling Corp., 144A, 7.75%, 12/15/2023	285,000	300,675
Range Resources Corp.:
4.875%, 5/15/2025	815,000	789,531
144A, 5.0%, 8/15/2022	400,000	397,500
144A, 5.875%, 7/1/2022	375,000	390,000
Rice Energy, Inc., 7.25%, 5/1/2023	105,000	111,300
Rowan Companies, Inc., 7.375%, 6/15/2025	440,000	448,800
Sabine Pass Liquefaction LLC:
144A, 5.0%, 3/15/2027	2,790,000	2,814,412
5.625%, 2/1/2021	1,240,000	1,326,800
5.625%, 4/15/2023	1,000,000	1,062,500
144A, 5.875%, 6/30/2026	940,000	1,012,850
Sunoco LP:
5.5%, 8/1/2020	300,000	306,000
6.375%, 4/1/2023	300,000	303,750
Tesoro Corp.:
4.25%, 10/1/2017	400,000	406,000
144A, 4.75%, 12/15/2023	1,010,000	1,016,944
144A, 5.125%, 12/15/2026	1,420,000	1,436,188
Tesoro Logistics LP:
5.25%, 1/15/2025	2,115,000	2,159,944
6.125%, 10/15/2021	200,000	210,000
6.375%, 5/1/2024	450,000	481,500
Weatherford International Ltd., 144A, 9.875%, 2/15/2024	500,000	532,810
Whiting Petroleum Corp.:
5.75%, 3/15/2021	770,000	766,797
6.25%, 4/1/2023	465,000	465,000
WPX Energy, Inc., 7.5%, 8/1/2020	975,000	1,048,125
		41,128,632
Financials 5.8%
AerCap Ireland Capital Ltd.:
3.95%, 2/1/2022	400,000	403,500
4.625%, 10/30/2020	670,000	696,800
5.0%, 10/1/2021	240,000	252,300
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017	470,000	476,463
CIT Group, Inc.:
3.875%, 2/19/2019	2,130,000	2,175,262
5.0%, 8/15/2022	1,000,000	1,042,500
5.25%, 3/15/2018	1,545,000	1,601,006
CNO Financial Group, Inc.:
4.5%, 5/30/2020	155,000	158,875
5.25%, 5/30/2025	315,000	314,606
Dana Financing Luxembourg Sarl, 144A, 6.5%, 6/1/2026	995,000	1,039,775
E*TRADE Financial Corp.:
4.625%, 9/15/2023	395,000	402,900
5.375%, 11/15/2022	345,000	365,084
International Lease Finance Corp.:
3.875%, 4/15/2018	1,370,000	1,395,688
6.25%, 5/15/2019	605,000	650,375
8.75%, 3/15/2017	1,220,000	1,236,775
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021	230,000	244,950
Morgan Stanley, Series H, 5.45%, 7/29/2049	295,000	292,050
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022	505,000	522,044
		13,270,953
Health Care 8.1%
Alere, Inc., 144A, 6.375%, 7/1/2023	400,000	397,500
Community Health Systems, Inc., 5.125%, 8/1/2021	55,000	51,013
Endo Finance LLC:
144A, 5.375%, 1/15/2023	425,000	360,187
144A, 5.75%, 1/15/2022	420,000	370,650
Endo Ltd.:
144A, 6.0%, 7/15/2023	445,000	389,931
144A, 6.5%, 2/1/2025	290,000	242,875
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019	405,000	431,325
144A, 6.5%, 9/15/2018	210,000	222,075
Fresenius Medical Care U.S. Finance, Inc., 144A, 5.75%, 2/15/2021	235,000	253,800
HCA, Inc.:
4.5%, 2/15/2027	780,000	766,350
4.75%, 5/1/2023	1,000,000	1,023,750
5.25%, 6/15/2026	980,000	1,013,075
5.875%, 2/15/2026	1,450,000	1,493,500
6.5%, 2/15/2020	2,155,000	2,357,570
7.5%, 2/15/2022	804,000	912,540
Hologic, Inc., 144A, 5.25%, 7/15/2022	200,000	210,500
Horizon Pharma, Inc., 6.625%, 5/1/2023	325,000	309,563
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024	610,000	597,495
5.5%, 12/1/2021	515,000	535,600
5.875%, 12/1/2023	520,000	526,500
Mallinckrodt International Finance SA:
144A, 4.875%, 4/15/2020	170,000	170,638
144A, 5.625%, 10/15/2023	310,000	289,075
Tenet Healthcare Corp.:
4.463% *, 6/15/2020	380,000	382,850
6.0%, 10/1/2020	700,000	733,250
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020	765,000	646,425
144A, 5.875%, 5/15/2023	705,000	532,275
144A, 6.125%, 4/15/2025	2,070,000	1,555,087
144A, 7.5%, 7/15/2021	1,985,000	1,682,287
		18,457,686
Industrials 9.8%
ADT Corp.:
3.5%, 7/15/2022	285,000	271,463
5.25%, 3/15/2020	635,000	673,100
6.25%, 10/15/2021	880,000	954,800
AerCap Aviation Solutions BV, 6.375%, 5/30/2017	1,300,000	1,323,075
Air Lease Corp., 4.75%, 3/1/2020	535,000	567,359
Allegion PLC, 5.875%, 9/15/2023	205,000	217,300
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020	490,000	448,350
Belden, Inc., 144A, 5.5%, 9/1/2022	660,000	679,800
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	595,000	559,300
144A, 6.0%, 10/15/2022	485,000	455,900
144A, 8.75%, 12/1/2021	177,000	187,841
CNH Industrial Capital LLC, 3.25%, 2/1/2017	1,615,000	1,615,000
Covanta Holding Corp., 5.875%, 3/1/2024	430,000	413,875
DR Horton, Inc., 4.0%, 2/15/2020	185,000	190,088
EnerSys, 144A, 5.0%, 4/30/2023	105,000	105,525
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019	235,000	243,225
FTI Consulting, Inc., 6.0%, 11/15/2022	375,000	390,000
Garda World Security Corp., 144A, 7.25%, 11/15/2021	540,000	502,200
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021	810,000	842,400
144A, 5.0%, 11/15/2025	360,000	373,950
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021 (PIK)	585,000	590,850
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023	505,000	510,050
Manitowoc Foodservice, Inc., 9.5%, 2/15/2024	250,000	288,125
Masonite International Corp., 144A, 5.625%, 3/15/2023	435,000	449,137
Moog, Inc., 144A, 5.25%, 12/1/2022	340,000	346,800
Novelis Corp.:
144A, 5.875%, 9/30/2026	990,000	999,900
144A, 6.25%, 8/15/2024	550,000	583,000
Oshkosh Corp.:
5.375%, 3/1/2022	322,000	334,880
5.375%, 3/1/2025	50,000	51,000
Ply Gem Industries, Inc., 6.5%, 2/1/2022	810,000	834,543
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023	60,000	65,325
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025	385,000	392,700
Spirit AeroSystems, Inc., 5.25%, 3/15/2022	540,000	564,176
Summit Materials LLC:
6.125%, 7/15/2023	600,000	615,744
8.5%, 4/15/2022	250,000	276,250
Titan International, Inc., 6.875%, 10/1/2020	340,000	332,775
United Rentals North America, Inc.:
5.5%, 5/15/2027	295,000	292,788
6.125%, 6/15/2023	45,000	47,700
7.625%, 4/15/2022	203,000	213,658
WESCO Distribution, Inc., 144A, 5.375%, 6/15/2024	490,000	491,225
XPO Logistics, Inc., 144A, 6.125%, 9/1/2023	210,000	219,450
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020	835,000	868,400
144A, 4.5%, 4/29/2022	1,120,000	1,155,000
144A, 4.75%, 4/29/2025	900,000	915,750
		22,453,777
Information Technology 6.3%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020	205,000	210,894
Cardtronics, Inc., 5.125%, 8/1/2022	280,000	282,100
CDW LLC, 6.0%, 8/15/2022	755,000	798,412
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021	1,270,000	1,314,126
144A, 5.875%, 6/15/2021	390,000	414,932
EarthLink Holdings Corp., 7.375%, 6/1/2020	470,000	495,850
Entegris, Inc., 144A, 6.0%, 4/1/2022	290,000	301,600
First Data Corp., 144A, 7.0%, 12/1/2023	600,000	639,000
Jabil Circuit, Inc., 5.625%, 12/15/2020	3,750,000	3,993,750
Match Group, Inc., 6.375%, 6/1/2024	310,000	327,050
Micron Technology, Inc.:
5.5%, 2/1/2025	300,000	298,500
144A, 7.5%, 9/15/2023	950,000	1,052,125
NCR Corp.:
5.875%, 12/15/2021	105,000	109,988
6.375%, 12/15/2023	260,000	279,500
NXP BV:
144A, 3.75%, 6/1/2018	1,125,000	1,141,875
144A, 4.125%, 6/1/2021	1,590,000	1,641,675
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023	300,000	316,500
Sanmina Corp., 144A, 4.375%, 6/1/2019	50,000	51,375
Western Digital Corp.:
144A, 7.375%, 4/1/2023	250,000	275,000
144A, 10.5%, 4/1/2024	425,000	502,562
		14,446,814
Materials 18.6%
AK Steel Corp.:
7.5%, 7/15/2023	500,000	555,000
7.625%, 5/15/2020	600,000	612,000
Anglo American Capital PLC:
144A, 4.125%, 9/27/2022	900,000	906,759
144A, 4.875%, 5/14/2025	2,000,000	2,027,500
Ardagh Packaging Finance PLC:
144A, 3.963% *, 12/15/2019	640,000	649,600
144A, 4.625%, 5/15/2023	415,000	411,630
144A, 6.75%, 1/31/2021	645,000	664,350
144A, 7.25%, 5/15/2024	760,000	800,850
Ashland LLC:
3.875%, 4/15/2018	1,900,000	1,949,875
4.75%, 8/15/2022	1,800,000	1,867,500
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024	300,000	300,000
Ball Corp., 4.375%, 12/15/2020	255,000	266,475
Berry Plastics Corp., 5.5%, 5/15/2022	800,000	832,000
Cascades, Inc., 144A, 5.5%, 7/15/2022	280,000	284,200
Chemours Co.:
6.625%, 5/15/2023	385,000	381,150
7.0%, 5/15/2025	175,000	172,375
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025	345,000	341,550
Constellium NV, 144A, 7.875%, 4/1/2021	1,550,000	1,666,250
Eagle Materials, Inc., 4.5%, 8/1/2026	425,000	423,937
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017	1,350,000	1,339,875
2.375%, 3/15/2018	3,700,000	3,672,250
3.55%, 3/1/2022	950,000	883,500
Graphic Packaging International, Inc., 4.125%, 8/15/2024	1,385,000	1,322,675
Hexion, Inc., 6.625%, 4/15/2020	505,000	446,925
HudBay Minerals, Inc.:
144A, 7.25%, 1/15/2023	130,000	134,550
144A, 7.625%, 1/15/2025	205,000	213,073
Huntsman International LLC:
5.125%, 4/15/2021 EUR	475,000	542,510
5.125%, 11/15/2022	1,400,000	1,428,000
Kaiser Aluminum Corp., 5.875%, 5/15/2024	505,000	522,675
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021	500,000	522,500
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022	440,000	443,300
144A, 10.375%, 5/1/2021	300,000	332,250
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023	1,065,000	1,087,631
5.75%, 10/15/2020	1,785,000	1,840,781
144A, 7.0%, 7/15/2024	125,000	132,891
Sealed Air Corp.:
144A, 4.875%, 12/1/2022	230,000	236,325
144A, 5.125%, 12/1/2024	115,000	118,163
Teck Resources Ltd.:
3.75%, 2/1/2023	4,500,000	4,252,500
4.5%, 1/15/2021	1,500,000	1,507,500
4.75%, 1/15/2022	1,400,000	1,403,500
144A, 8.0%, 6/1/2021	900,000	990,000
144A, 8.5%, 6/1/2024	175,000	201,687
Tronox Finance LLC:
6.375%, 8/15/2020	1,185,000	1,107,975
144A, 7.5%, 3/15/2022	490,000	456,925
United States Steel Corp., 144A, 8.375%, 7/1/2021	1,500,000	1,658,295
Valvoline, Inc., 144A, 5.5%, 7/15/2024	260,000	269,100
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021	190,000	198,075
144A, 5.625%, 10/1/2024	95,000	99,750
		42,478,182
Real Estate 2.6%
CyrusOne LP, (REIT), 6.375%, 11/15/2022	645,000	678,862
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022	460,000	483,000
(REIT), 5.375%, 4/1/2023	1,275,000	1,322,812
(REIT), 5.75%, 1/1/2025	345,000	360,525
(REIT), 5.875%, 1/15/2026	305,000	321,013
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	375,000	383,438
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026	125,000	122,500
(REIT), 6.375%, 2/15/2022	545,000	564,756
(REIT), 6.375%, 3/1/2024	620,000	648,675
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021	755,000	766,325
(REIT), 4.875%, 6/1/2026	290,000	293,727
		5,945,633
Telecommunication Services 15.1%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	180,000	190,350
Series T, 5.8%, 3/15/2022	1,315,000	1,344,101
Series S, 6.45%, 6/15/2021	1,035,000	1,089,337
Series W, 6.75%, 12/1/2023	1,010,000	1,032,725
Series Y, 7.5%, 4/1/2024	935,000	981,750
CommScope, Inc.:
144A, 4.375%, 6/15/2020	245,000	250,513
144A, 5.0%, 6/15/2021	490,000	504,700
Digicel Ltd.:
144A, 6.75%, 3/1/2023	745,000	671,714
144A, 7.0%, 2/15/2020	200,000	188,328
Frontier Communications Corp.:
6.25%, 9/15/2021	295,000	279,513
7.125%, 1/15/2023	1,040,000	941,200
8.5%, 4/15/2020	1,380,000	1,449,000
10.5%, 9/15/2022	1,285,000	1,350,920
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	435,000	477,413
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024	1,160,000	1,191,900
Level 3 Financing, Inc.:
5.375%, 8/15/2022	2,145,000	2,214,712
5.375%, 1/15/2024	360,000	363,600
6.125%, 1/15/2021	2,160,000	2,241,000
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020	475,000	515,375
7.0%, 8/15/2020	2,000,000	2,120,220
Sprint Corp., 7.125%, 6/15/2024	2,250,000	2,317,500
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	425,000	425,795
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024	2,020,000	2,128,575
6.125%, 1/15/2022	205,000	216,275
6.375%, 3/1/2025	1,047,000	1,118,981
6.464%, 4/28/2019	695,000	707,162
6.5%, 1/15/2026	30,000	32,438
6.625%, 11/15/2020	2,200,000	2,249,500
6.625%, 4/1/2023	1,500,000	1,590,000
Telesat Canada, 144A, 8.875%, 11/15/2024	510,000	531,675
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020	375,000	390,000
Windstream Services LLC:
7.75%, 10/15/2020	335,000	344,380
7.75%, 10/1/2021	1,000,000	1,028,000
Zayo Group LLC:
6.0%, 4/1/2023	970,000	1,008,800
6.375%, 5/15/2025	877,000	916,465
		34,403,917
Utilities 3.8%
AmeriGas Partners LP, 5.5%, 5/20/2025	890,000	898,900
Calpine Corp.:
5.375%, 1/15/2023	465,000	454,538
5.75%, 1/15/2025	1,065,000	1,027,725
Dynegy, Inc., 7.625%, 11/1/2024	905,000	834,863
NGL Energy Partners LP, 5.125%, 7/15/2019	370,000	367,225
NRG Energy, Inc.:
6.25%, 7/15/2022	1,500,000	1,503,750
6.25%, 5/1/2024	2,275,000	2,212,437
144A, 6.625%, 1/15/2027	290,000	274,050
144A, 7.25%, 5/15/2026	975,000	970,125
Talen Energy Supply LLC, 144A, 4.625%, 7/15/2019	190,000	180,025
		8,723,638
Total Corporate Bonds (Cost $282,891,046)		288,142,432
Loan Participations and Assignments 11.2%
Senior Loans *
Albertson's LLC, Term Loan B6, 4.75%, 6/22/2023	1,523,305	1,544,990
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021	2,188,875	2,191,611
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B1, 3.498%, 2/1/2023	1,455,811	1,473,405
BE Aerospace, Inc., Term Loan B, 3.89%, 12/16/2021	473,782	476,980
Calpine Corp., Term Loan B5, 3.75%, 5/27/2022	3,349,000	3,370,132
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019	188,374	183,253
Term Loan H, 4.0%, 1/27/2021	346,604	336,712
DaVita HealthCare Partners, Inc., Term Loan B, 3.52%, 6/24/2021	936,000	946,998
First Data Corp., Term Loan, 3.756%, 3/24/2021	4,731,708	4,792,487
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019	1,590,000	1,613,182
Hilton Worldwide Finance LLC:
Term Loan B2, 3.256%, 10/25/2023	740,830	750,417
Term Loan B1, 3.5%, 10/26/2020	54,488	55,056
Level 3 Financing, Inc.:
Term Loan B2, 3.5%, 5/31/2022	860,000	871,644
Term Loan B, 4.0%, 1/15/2020	115,000	116,725
NRG Energy, Inc., Term Loan B, 3.748%, 6/30/2023	1,618,015	1,636,801
Pinnacle Foods Finance LLC, Term Loan G, 3.387%, 4/29/2020	484,288	489,131
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021	378,256	382,198
PolyOne Corp., Term Loan B, 3.5%, 11/11/2022	306,902	310,882
Quebecor Media, Inc., Term Loan B1, 3.402%, 8/17/2020	1,538,325	1,543,455
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 5.0%, 2/13/2019	1,920,067	1,921,987
Term Loan B, 5.25%, 12/11/2019	656,646	656,706
Total Loan Participations and Assignments (Cost $25,370,841)		25,664,752
	Shares	Value ($)
Cash Equivalents 1.6%
Deutsche Central Cash Management Government Fund, 0.49% (b) (Cost $3,565,244)	3,565,244	3,565,244
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $311,827,131) †	139.0	317,372,428
Notes Payable	(40.5)	(92,500,000)
Other Assets and Liabilities, Net	1.5	3,461,038
Net Assets	100.0	228,333,466

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2016.
† The cost for federal income tax purposes was $311,844,131. At December 31, 2016, net unrealized appreciation for all securities based on tax cost was $5,528,297. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $8,650,753 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,122,456.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
As of December 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	480,000	USD	503,074	1/31/2017	(2,902)	Merrill Lynch & Co., Inc.

Currency Abbreviations
EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (c)
Corporate Bonds	$—	$288,142,432	$—	$288,142,432
Loan Participations and Assignments	—	25,664,752	—	25,664,752
Short-Term Investments	3,565,244	—	—	3,565,244
Total	$3,565,244	$313,807,184	$—	$317,372,428
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (d)
Forward Foreign Currency Exchange Contracts	$—	$(2,902)	$—	$(2,902)
Total	$—	$(2,902)	$—	$(2,902)

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.
(c)	See Investment Portfolio for additional detailed categorizations.
(d)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ (2,902)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Opportunities Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017